Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Statements of Operations for the three months ended March 31, 2017 and 2016 (in millions):

	Three Months Ended March 31,
	2017	2016
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$331	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	4	—

Operating and maintenance expense—affiliate
TUA	33	—
Natural Gas Transportation Agreement	16	—
Services Agreements	10	1
Total operating and maintenance expense—affiliate	59	1

General and administrative expense—affiliate
Services Agreements	17	17

Below is a summary of our related party transactions as reported on our Statements of Operations for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$293,957	$—	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	5,264	—	—
Fees under the Pre-commercial LNG Marketing Agreement	1,490	—	—
Total cost of sales—affiliate	6,754	—	—

Operating and maintenance expense—affiliate
TUA	60,516	—	—
Natural Gas Transportation Agreement	44,656	—	—
Services Agreements	22,424	860	95
LNG Site Sublease Agreement	827	471	—
Total operating and maintenance expense—affiliate	128,423	1,331	95

Terminal use agreement maintenance expense—affiliate
TUA	208	400	387

Development expense—affiliate
Services Agreements	396	722	1,153
LNG Site Sublease Agreement	115	—	—
Total development expense—affiliate	511	722	1,153

General and administrative expense—affiliate
Services Agreements	68,070	87,425	70,553
LNG Site Sublease Agreement	—	241	482
Other agreements	—	15	30
Total general and administrative expense—affiliate	68,070	87,681	71,065

Schedule of Percentage of TUA Fees Payable
The following table shows the percentages of all TUA Fees payable to SPLNG by Cheniere Investments and us in accordance with the TURA:

Period	Percentage of TUA Fees Payable by Investments	Percentage of TUA Fees Payable by SPL
Prior to May 2016 (substantial completion of Train 1)	100%	0%
May 2016 - September 2016 (substantial completion of Train 2)	75%	25%
September 2016 - March 2017 (substantial completion of Train 3)	50%	50%
March 2017 through substantial completion of Train 4	25%	75%
After substantial completion of Train 4	0%	100%